ACQUISITION OF CALLVERSO (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 10, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 37,560		$ 36,222
Callverso Ltd
Business Acquisition [Line Items]
Current assets		$ 152
Total identifiable assets acquired		2,311
Current liabilities		(152)
Deferred tax liability		(497)
Total identifiable liabilities assumed		(649)
Net identifiable assets acquired		1,662
Goodwill		1,338
Net assets acquired		3,000
Callverso Ltd | Technology
Business Acquisition [Line Items]
Intangible assets		1,958
Callverso Ltd | Customer relationships
Business Acquisition [Line Items]
Intangible assets		$ 201